Quantitative and qualitative disclosure about market risk (Tables)	12 Months Ended
Dec. 31, 2022
Quantitative and qualitative disclosure about market risk
Schedule of movement of the provision for loan losses and interest receivable

	For the years ended December 31,
	2022	2021
Balance as of January 1	$3,558	$2,172
Provisions for doubtful accounts
Personal loans	1	450
Corporate loans	1	1,428
Write offs	(513)	—
Recoveries of amounts previously charged off	(975)	(492)
Changes due to foreign exchange	—	—
Balance as of December 31	2,072	3,558

Schedule of movement of the provision for account receivable, other receivables and prepayments, deposit for acquisition of a subsidiary

	For the years ended December 31,
	2022	2021
Balance as of January 1	$132	$39
Provisions for doubtful accounts	3	93
Write offs	—	—
Recoveries of amounts previously charged off	—	—
Changes due to foreign exchange	—	—
Balance as of December 31	135	132

Schedule of company's net revenue from external customers by geographic areas

	For the year ended December 31,
	2022	2021	2020
Hong Kong	3,597	3,489	4,235
Australia	278	194	58

Total	$3,875	$3,683	$4,293

	For the year ended December 31,
	2022	2021	2020
Hong Kong	3,595	3,489	4,235
Australia	278	194	58

Total	$3,873	$3,683	$4,293